Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table shows, for the past three fiscal years, the total compensation for our NEOs as set forth in the Summary Compensation Table, above the “compensation actually paid” to our Principle Executive Officer (“PEO”) and on an average basis, our other NEOs  (“non-PEO NEOs”) (in each case, as determined under SEC rules), our total shareholder return (“TSR”), our peer group TSR (NASDAQ 100 Technology Sector Index), our net income, and revenue.

	Summary		Average Summary	Average
	Compensation	Compensation	Compensation	Compensation		Peer Group Total
Fiscal	Table Total for	Actually Paid	Table Total for	Table Total for	Total Shareholder	Shareholder	Net Income (Loss)	Revenue
Year	PEO(1)	to PEO(2)	non-PEO NEOs(3)	non-PEO NEOs(2)	Return(4)	Return(4)	($M)(5)	($M)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$13,905,732	$6,157,896	$4,514,349	$2,014,899	$74.52	$139.07	($131.6)	$1,767.0
2022	$10,793,744	$10,940,691	$3,837,309	$3,910,681	$102.22	$108.03	$198.9	$1,712.6
2021	$10,299,689	$12,146,329	$3,551,321	$4,214,728	$109.64	$149.90	$397.3	$1,742.8

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (Lowe) for each corresponding year (which was Alan Lowe for each year) as shown in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(2)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not mean that the applicable NEO was actually paid those amounts, but is a dollar amount derived by starting with the summary compensation table total compensation and then applying certain adjustments under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award, and we have never paid a dividend. No stock awards granted during a fiscal year vest during that same fiscal year.

The following table details these adjustments for each fiscal year for our PEO and for our non-PEO NEOs on average:

Subtract Grant
		Summary	Date Fair
		Compensation	Value of Stock
Fiscal		Table Total	Awards					CAP
Year		(a)	(b)

						Adjust for	Subtract Fair
						Change in Fair	Value of Prior
						Value of	Fiscal Year-End
						Outstanding	of Option Awards
						Option Awards	and Stock
					Adjust for	and Stock	Awards Granted
				Add Fair Value at	Change in	Awards Granted	in Prior Fiscal
				Fiscal Year-end	Fair Value of	in Prior Fiscal	Years That Failed
				of Outstanding	Outstanding and	Years For Which	to Meet
				and Unvested	Unvested Option	Applicable	Applicable
				Options Awards	Awards and	Vesting	Vesting
				and Stock	Stock Awards	Conditions Were	Conditions
				Awards Granted	Granted in Prior	Satisfied During	During Fiscal
				in Fiscal Year	Fiscal Years	Fiscal Year	Year
				(a)	(b)	(c)	(c)
2023	PEO	$13,905,732	($12,528,619)	$7,293,688	($4,368,577)	$1,855,672	$0	$6,157,896
	Non-PEO NEOs	$4,514,349	($3,847,814)	$2,206,098	($1,430,875)	$573,141	$0	$2,014,899
2022	PEO	$10,793,744	($8,901,523)	$8,033,359	($132,894)	$1,148,005	$0	$10,940,691
	Non-PEO NEOs	$3,837,309	($2,957,948)	$2,669,459	($44,163)	$406,023	$0	$3,910,681
2021	PEO	$10,299,689	($8,565,127)	$8,245,083	$1,274,229	$892,454	$0	$12,146,329
	Non-PEO NEOs	$3,551,321	($2,655,195)	$2,558,147	$446,044	$314,411	$0	$4,214,728

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	In accordance with applicable SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Specifically, we measured the fair value of restricted stock units based on the closing price on the relevant measurement date and the fair value of PSUs, based on the probability of achievement on the relevant measurement date.

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

The names of each of the non-PEO NEOs in each applicable year are as follows:

Fiscal years 2021 through 2023	Wajid Ali, Vincent Retort, Jason Reinhardt, and Judy Hamel

(4)	TSR determined in Column (f) is based on the cumulative value of an initial fixed investment of $100 in our common stock as of June 28, 2020 (the last trading day prior to the start of fiscal year 2021). TSR determined in Column (g) is based on the cumulative value of an initial fixed investment of $100 in the NASDAQ 100 Technology Sector Index (the peer group used in our stock performance graph in our Annual Report on Form 10-K) as of June 28, 2020, assuming reinvestment of all dividends until the last day of each reported fiscal year.
(5)	The dollar amounts in Column (h) are our GAAP Net Income (Loss) for each fiscal year (in millions).
(6)	We selected Revenue as our Company Selected Measure, which is the most important financial measure that links company performance with Compensation Actually Paid. Dollar amounts in Column (i) are our GAAP Revenue for each fiscal year (in millions).

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (Lowe) for each corresponding year (which was Alan Lowe for each year) as shown in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

The names of each of the non-PEO NEOs in each applicable year are as follows:

Fiscal years 2021 through 2023	Wajid Ali, Vincent Retort, Jason Reinhardt, and Judy Hamel

Peer Group Issuers, Footnote [Text Block]		TSR determined in Column (f) is based on the cumulative value of an initial fixed investment of $100 in our common stock as of June 28, 2020 (the last trading day prior to the start of fiscal year 2021). TSR determined in Column (g) is based on the cumulative value of an initial fixed investment of $100 in the NASDAQ 100 Technology Sector Index (the peer group used in our stock performance graph in our Annual Report on Form 10-K) as of June 28, 2020, assuming reinvestment of all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount		$ 13,905,732	$ 10,793,744	$ 10,299,689
PEO Actually Paid Compensation Amount		$ 6,157,896	10,940,691	12,146,329
Adjustment To PEO Compensation, Footnote [Text Block]

Subtract Grant
		Summary	Date Fair
		Compensation	Value of Stock
Fiscal		Table Total	Awards					CAP
Year		(a)	(b)

						Adjust for	Subtract Fair
						Change in Fair	Value of Prior
						Value of	Fiscal Year-End
						Outstanding	of Option Awards
						Option Awards	and Stock
					Adjust for	and Stock	Awards Granted
				Add Fair Value at	Change in	Awards Granted	in Prior Fiscal
				Fiscal Year-end	Fair Value of	in Prior Fiscal	Years That Failed
				of Outstanding	Outstanding and	Years For Which	to Meet
				and Unvested	Unvested Option	Applicable	Applicable
				Options Awards	Awards and	Vesting	Vesting
				and Stock	Stock Awards	Conditions Were	Conditions
				Awards Granted	Granted in Prior	Satisfied During	During Fiscal
				in Fiscal Year	Fiscal Years	Fiscal Year	Year
				(a)	(b)	(c)	(c)
2023	PEO	$13,905,732	($12,528,619)	$7,293,688	($4,368,577)	$1,855,672	$0	$6,157,896
	Non-PEO NEOs	$4,514,349	($3,847,814)	$2,206,098	($1,430,875)	$573,141	$0	$2,014,899
2022	PEO	$10,793,744	($8,901,523)	$8,033,359	($132,894)	$1,148,005	$0	$10,940,691
	Non-PEO NEOs	$3,837,309	($2,957,948)	$2,669,459	($44,163)	$406,023	$0	$3,910,681
2021	PEO	$10,299,689	($8,565,127)	$8,245,083	$1,274,229	$892,454	$0	$12,146,329
	Non-PEO NEOs	$3,551,321	($2,655,195)	$2,558,147	$446,044	$314,411	$0	$4,214,728

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	In accordance with applicable SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Specifically, we measured the fair value of restricted stock units based on the closing price on the relevant measurement date and the fair value of PSUs, based on the probability of achievement on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount		$ 4,514,349	3,837,309	3,551,321
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,014,899	3,910,681	4,214,728
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Subtract Grant
		Summary	Date Fair
		Compensation	Value of Stock
Fiscal		Table Total	Awards					CAP
Year		(a)	(b)

						Adjust for	Subtract Fair
						Change in Fair	Value of Prior
						Value of	Fiscal Year-End
						Outstanding	of Option Awards
						Option Awards	and Stock
					Adjust for	and Stock	Awards Granted
				Add Fair Value at	Change in	Awards Granted	in Prior Fiscal
				Fiscal Year-end	Fair Value of	in Prior Fiscal	Years That Failed
				of Outstanding	Outstanding and	Years For Which	to Meet
				and Unvested	Unvested Option	Applicable	Applicable
				Options Awards	Awards and	Vesting	Vesting
				and Stock	Stock Awards	Conditions Were	Conditions
				Awards Granted	Granted in Prior	Satisfied During	During Fiscal
				in Fiscal Year	Fiscal Years	Fiscal Year	Year
				(a)	(b)	(c)	(c)
2023	PEO	$13,905,732	($12,528,619)	$7,293,688	($4,368,577)	$1,855,672	$0	$6,157,896
	Non-PEO NEOs	$4,514,349	($3,847,814)	$2,206,098	($1,430,875)	$573,141	$0	$2,014,899
2022	PEO	$10,793,744	($8,901,523)	$8,033,359	($132,894)	$1,148,005	$0	$10,940,691
	Non-PEO NEOs	$3,837,309	($2,957,948)	$2,669,459	($44,163)	$406,023	$0	$3,910,681
2021	PEO	$10,299,689	($8,565,127)	$8,245,083	$1,274,229	$892,454	$0	$12,146,329
	Non-PEO NEOs	$3,551,321	($2,655,195)	$2,558,147	$446,044	$314,411	$0	$4,214,728

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	In accordance with applicable SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Specifically, we measured the fair value of restricted stock units based on the closing price on the relevant measurement date and the fair value of PSUs, based on the probability of achievement on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		LITE and Index TSR vs CAP
Compensation Actually Paid vs. Net Income [Text Block]		LITE Net Income vs CAP
Compensation Actually Paid vs. Company Selected Measure [Text Block]		LITE Revenue vs CAP
Tabular List [Table Text Block]

Performance Measures

A mix of performance measures are used in order to align executive pay with Company performance. As required by SEC rules, the financial performance measures that we have identified as the most important financial and non-financial measures used to link compensation actually paid to our NEOs for fiscal 2023. Each of these is described in more detail in the CD&A above.

Revenue
Operating Income
Sustainability Goals

Total Shareholder Return Amount		$ 74.52	102.22	109.64
Peer Group Total Shareholder Return Amount		139.07	108.03	149.90
Net Income (Loss) Attributable to Parent		$ (131,600,000)	$ 198,900,000	$ 397,300,000
Company Selected Measure Amount		1,767,000,000	1,712,600,000	1,742,800,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Sustainability Goals
PEO [Member] | Subtract Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (12,528,619)	$ (8,901,523)	$ (8,565,127)
PEO [Member] | Add Fair Value at Fiscal Year-end of Outstanding and Unvested Options Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	7,293,688	8,033,359	8,245,083
PEO [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(4,368,577)	(132,894)	1,274,229
PEO [Member] | Adjust for Change in Fair Value of Outstanding Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	1,855,672	1,148,005	892,454
PEO [Member] | Subtract Fair Value of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ 0	$ 0	$ 0
PEO [Member] | Alan Lowe
Pay vs Performance Disclosure [Table]
PEO Name		Alan Lowe	Alan Lowe	Alan Lowe
Non-PEO NEO [Member] | Subtract Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,847,814)	$ (2,957,948)	$ (2,655,195)
Non-PEO NEO [Member] | Add Fair Value at Fiscal Year-end of Outstanding and Unvested Options Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	2,206,098	2,669,459	2,558,147
Non-PEO NEO [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(1,430,875)	(44,163)	446,044
Non-PEO NEO [Member] | Adjust for Change in Fair Value of Outstanding Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	573,141	406,023	314,411
Non-PEO NEO [Member] | Subtract Fair Value of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Wajid Ali
Pay vs Performance Disclosure [Table]
PEO Name		Wajid Ali	Wajid Ali	Wajid Ali
Non-PEO NEO [Member] | Vincent Retort
Pay vs Performance Disclosure [Table]
PEO Name		Vincent Retort	Vincent Retort	Vincent Retort
Non-PEO NEO [Member] | Jason Reinhardt
Pay vs Performance Disclosure [Table]
PEO Name		Jason Reinhardt	Jason Reinhardt	Jason Reinhardt
Non-PEO NEO [Member] | Judy Hamel
Pay vs Performance Disclosure [Table]
PEO Name		Judy Hamel	Judy Hamel	Judy Hamel

[1]	The dollar amounts reported in the Summary Compensation Table for the applicable year.
[2]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[3]	In accordance with applicable SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Specifically, we measured the fair value of restricted stock units based on the closing price on the relevant measurement date and the fair value of PSUs, based on the probability of achievement on the relevant measurement date.